SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                      Bond
                                      Fund

                                NOVEMBER 30, 1998


                            [LOGO] JOHN HANCOCK FUNDS
                                   A Global Investment Management Firm

                      ------------------------------------

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ*
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                                 ANNE C. HODSDON
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 OSBERT M. HOOD
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                               Vice President and
                               Compliance Officer

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                      ------------------------------------

===============================CHAIRMAN'S MESSAGE===============================

DEAR FELLOW SHAREHOLDERS:

An often-used analogy for stock market performance over the short term is a roller coaster. That is because, while long-term history suggests the market's general direction is up, its swings over the short term can be dramatic and, at times, violent. In 1998, the market gave us several stark examples of this phenomenon. From the new highs set in mid-July, the major indices plunged by 19% through the end of August. It was the worst such fall since 1990. Seeking safety in a world of global economic uncertainties, investors everywhere converged on U.S. Treasury bonds and pushed their yields to historic lows.

   Then in early October, the stock market began a remarkable rebound that was sparked by the Federal Reserve's moves to lower interest rates. The Dow Jones Industrial Average reached a new high and ended November actually up by 17% year-to-date.

--------------------------------------------------------------------------------
[A 1" x 1 1/4" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

   Investors have been understandably shaken by these dramatic twists and turns, but we are pleased to report that most individual investors did not panic, and we hope that means they've taken our words to heart. Over the long term, markets do not move up or down in a straight line. That's why after watching the market charge ahead almost uninterrupted for so many years, we have been striking a more cautionary stance in this space over the last several months.

   Analysts are still pondering the implications of global turmoil and the potential for slower U.S. economic and corporate earnings growth. While we don't make a practice of opining on what the market will do next, we continue to believe it would be wise for investors to set more realistic expectations. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

   There is no doubt, however, that the market's heightened volatility and recent dramatic moves have been cause for concern. In these uncertain times, it becomes even harder to remember to "stay the course" and stick to your long-term investment plan. But this remains the essential tenet of successful investing. Now could also be a good time to review your asset allocation with your investment professional, keeping in mind that the divergence in performance of stocks and high-quality bonds earlier this year is a perfect example of why all your eggs shouldn't be in one basket.

Sincerely,


/s/ Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

           BY JAMES K. HO, CFA, MANAGEMENT TEAM LEADER AND ANTHONY A.
              GOODCHILD AND BENJAMIN MATTHEWS, PORTFOLIO MANAGERS

                                  John Hancock
                                    Bond Fund

               Imploding foreign economies test investors' mettle

On October 1, 1998, the Fund's name was changed from John Hancock Sovereign Bond Fund to John Hancock Bond Fund. The change affects the name only and in no way alters the Fund's investment strategy.

Over the last six months, stocks and bonds experienced extreme bouts of volatility as investors grappled with the realization that our world is, indeed, a small one after all. The impact that disintegrating foreign economies and political systems can have on the world's financial markets became all too evident as nervous investors around the globe stampeded out of any security exhibiting even the slightest risk. Russia's financial meltdown, the ongoing banking crisis in Japan and Brazil's deepening fiscal woes were among a few of the events that capsized many investments, particularly several large, highly leveraged hedge funds.

   While the Fund did not escape the turmoil unscathed, it produced respectable gains. For the six months ended November 30, 1998, the Fund's Class A and Class B shares had total returns of 3.87% and 3.51%, respectively, at net asset value. Class C shares, which were introduced on October 1, 1998, returned -0.85% from inception through November 30, 1998. In comparison, the average corporate debt A-rated fund produced a return of 4.08% for the six months ended November 30, 1998, according to Lipper Analytical Services, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Longer-term performance information can be found on pages six and seven.

"...stocks and bonds experienced extreme bouts of volatility..."

--------------------------------------------------------------------------------
[A 3 1/2 " x 2" photo of fund management team members under second column. (l-r): "Ben Matthews, Lee Crockett, Jim Ho, Tony Goodchild and Beverly Cleathero."]
--------------------------------------------------------------------------------

================================================================================

                         John Hancock Funds - Bond Fund

"...U.S. Treasury bonds experienced a phenomenal and historic rally..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Bond Sectors." The first listing is U.S. Government and Agencies 35%, the second is Banks/Financials 20%, the third Utilities 11%, the fourth Media 7% and the fifth Transport 5%. A note below the table reads "As a percentage of net assets on November 30, 1998."]
--------------------------------------------------------------------------------

Global flight to quality takes its toll

U. S. Treasury securities have long been regarded by investors worldwide as the safest investment haven. The nerve-wracking international events of the past six months lent further credence to this norm as investors became increasingly risk averse. The result was twofold: U.S. Treasury bonds experienced a phenomenal and historic rally during which the yield (which moves in the opposite direction from its price) on the bellwether 30-year bond fell below 5% -- a level not seen since the early 1960s. This, in turn, caused the price performance of virtually every other fixed-income vehicle to pale in comparison, with more than a few sectors suffering severe routs.

   The obvious loser was emerging-market debt, traditionally the most sensitive to any hint of turmoil. High-quality U.S. corporate securities and domestic high-yield bonds, however, also got hit hard as fears of a global recession and a potentially slowing U.S. economy brought the continuing profitability of corporate America into question. During the height of market volatility, the supply of new corporate issues virtually dried up and demand for existing bonds vanished, simultaneously.

Key sector strategies

We employed several strategies that helped mitigate the impact of the volatility. Though our investment strategy characteristically emphasizes high-grade corporate bonds and other so-called spread sectors of the market, such as high-yield bonds, we bolstered the Fund's position in U.S. Treasury bonds early in the fiscal period, at one point raising the Fund's stake to roughly 35% of net assets. This allowed the Fund to participate to some degree in the Treasury market's dramatic rally.

   Prior to the worst of the summer's downturn, we had reduced the Fund's corporate and high-yield bond exposure by roughly 7%, which helped soften the blow of price declines in those arenas. We upgraded our credit exposure within the corporate sector whenever an opportunity presented itself and steered clear of cyclical issues such as paper, steel, oil, gas and capital goods. We also favored industries that tend to be defensive in nature, selecting companies that either exhibit strong growth characteristics in any market environment, such as telecommunications and media holdings, or those that enjoy steady demand through all market cycles, such as utility and health-care names. Several holdings that are positioned to perform well include Tenet Healthcare, Niagara Mohawk Power Corp., Time Warner and News America Holdings.

   Another tactic we employed was to increase the Fund's mortgage-backed and asset-backed allocations. This, however, proved to hinder rather than help the portfolio's performance as these securities experienced downward pressure

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Niagara Mohawk Power Corp. followed by an up arrow with the phrase "Restructuring story; credit upgrade potential." The second listing is Tenet Healthcare followed by an up arrow with the phrase "Solid fundamentals." The third listing is Petroleum Geo-Services followed by a down arrow with the phrase "Downturn in energy sector." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with the heading "Fund Performance". Under the heading is a note that reads "For the six months ended November 30, 1998". The chart is scaled in increments of 2% with -2% at the bottom and 6% at the top. The first bar represents the 3.87% total return for John Hancock Bond Fund Class A. The second bar represents the 3.51% total return for John Hancock Bond Fund Class B. The third bar represents -0.85%* total return for John Hancock Bond Fund Class C and the fourth bar represents the 4.08% total return for Average corporate debt A-rated fund. A note below the chart reads "Total returns for John Hancock Bond Fund are at net asset value with all distributions reinvested. The average corporate debt A-rated fund is tracked by Lipper Analytical Services, Inc. See the following two pages for historical performance information.
--------------------------------------------------------------------------------

along with corporate issues. We continued to avoid most emerging-market debt, sidestepping the troubles of that sector.

Well positioned for changing rates

Throughout the period, we maintained a slightly longer-than-average duration stance. Duration is a measure of the Fund's sensitivity to interest rate changes. We did this believing that the uncertain global environment and fears of a U.S. recession might lead to lower interest rates at home. Complementing our duration position was our continued focus on intermediate-term securities at the middle part of the yield curve. Known as a "bullet" position, this strategy typically works well when the difference between the interest rates of short-term and long-term bonds widens and the yield curve steepens. Both strategies benefited the Fund as the broad market began to anticipate a Federal Reserve Board interest rate cut in late summer and when the Fed actually began its series of rate cuts in September, causing rates at the shorter end of the curve to decline more significantly than rates at the longer end. Near period's end, we moved the portfolio away from a bullet position and returned toward a more neutral yield curve strategy, believing much of the good news had already been priced into the market.

Sell-off created buying opportunities

While the dramatic downturn in corporate and high-yield bonds was unsettling, it created historically attractive valuations. When cash flow began to trickle back into the market and fears calmed, many high-quality corporations brought new issues to the market at extraordinarily cheap prices. We took advantage of this opportunity to add several high-grade names to the Fund, including Associates Corp. of North America, Merrill Lynch and Household Finance. As liquidity in the market slowly improved, we selectively redeployed assets into both the investment-grade corporate and high-yield sectors as the bond prices of many fundamentally sound companies became too compelling to ignore.

Watch, wait, reassess

The Fund remains both defensively and opportunistically positioned in preparation for any surprises that may lie ahead. We believe the Fed remains committed to providing liquidity to the market and keeping the current credit cycle on a upward course which, in turn, should bode well for the bonds in which the Fund invests.

"The Fund remains both defensively and opportunistically positioned..."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Funds' period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1)Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C shares became effective October 1, 1998, and do not have a cumulative total return or an average annual total return as of September 30, 1998.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1998
                                                ONE       FIVE          TEN
                                               YEAR       YEARS        YEARS
                                               ----       -----        -----
Cumulative Total Returns                       4.77%     35.20%       131.18%
Average Annual Total Returns                   4.77%      6.22%         8.74%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1998

                                                                     SINCE
                                                          ONE      INCEPTION
                                                          YEAR     (11/23/93)
                                                          ----     ----------
Cumulative Total Returns                                3.92%       36.55%
Average Annual Total Returns                            3.92%        6.63%

--------------------------------------------------------------------------------
 YIELDS
--------------------------------------------------------------------------------

As of November 30, 1998
                                                                  SEC 30-DAY
                                                                     YIELD
                                                                  -----------
John Hancock Bond Fund: Class A                                      5.38%
John Hancock Bond Fund: Class B                                      4.93%
John Hancock Bond Fund: Class C                                      4.87%

================================================================================

                         John Hancock Funds - Bond Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

Line chart with the heading John Hancock Bond Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on May 31, 1988, before sales charge, and is equal to $25,386 as of November 30, 1998. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $24,984 as of November 30, 1998. The third line represents the same hypothetical investment made in the John Hancock Bond Fund, after sales charge, and is equal to $24,246 as of November 30, 1998.


Line chart with the heading John Hancock Bond Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $14,047 as of November 30, 1998. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on November 23, 1993, before sales charge, and is equal to $13,805 as of November 30, 1998. The third line represents the same hypothetical investment made in the John Hancock Bond Fund on November 23, 1993, after sales charge, and is equal to $13,705 as of November 30, 1998.

--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value -- Note C:
   Bonds (cost - $1,408,144,726) ...........................     $1,446,003,476
   Preferred stocks and warrant  (cost - $15,579,611) ......         16,139,955
   Joint repurchase agreement (cost - $106,890,000) ........        106,890,000
   Corporate savings account ...............................                583
                                                                ---------------
                                                                  1,569,034,014
  Cash .....................................................            107,481
  Receivable for investments sold ..........................          7,664,908
  Receivable for shares sold ...............................            985,294
  Interest receivable ......................................         22,992,845
  Other assets .............................................            108,368
                                                                ---------------
                    Total Assets ...........................      1,600,892,910
                    -----------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................         42,721,022
  Payable for shares repurchased ...........................            309,967
  Dividend payable .........................................            647,990
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .................................          1,225,463
  Accounts payable and accrued expenses ....................            119,493
                                                                ---------------
                    Total Liabilities ......................         45,023,935
                    -----------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................      1,545,756,483
  Accumulated net realized loss on investments and
   financial futures contracts .............................        (28,026,575)
  Net unrealized appreciation of investments ...............         38,430,831
  Distributions in excess of net investment income .........           (291,764)
                                                                ---------------
                    Net Assets .............................     $1,555,868,975
                    ===========================================================
Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
   interest outstanding - unlimited number of shares
   authorized with no par value)
  Class A - $1,336,017,194/87,079,449 ......................             $15.34
  =============================================================================
  Class B - $218,416,848/14,236,058 ........................             $15.34
  =============================================================================
  Class C* - $1,434,933/93,527 .............................             $15.34
  =============================================================================
Maximum Offering Price Per Share**
  Class A - ($15.34 x 104.71%) .............................             $16.06
  =============================================================================

 * Class C shares commenced operations on October 1, 1998.
** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ...................................................      $55,792,113
  Dividends ..................................................          730,859
                                                                   ------------
                                                                     56,522,972
                                                                   ------------
  Expenses:
   Investment management fee - Note B ........................        3,798,881
   Distribution and service fee - Note B
     Class A .................................................        1,997,637
     Class B .................................................          946,991
     Class C .................................................            1,498
   Transfer agent fee - Note B ...............................        1,695,855
   Custodian fee .............................................          137,654
   Financial services fee - Note B ...........................          113,630
   Registration and filing fees ..............................           45,896
   Trustees' fees ............................................           41,521
   Auditing fee ..............................................           21,977
   Miscellaneous .............................................           17,863
   Printing ..................................................           15,624
   Legal fees ................................................           10,510
                                                                   ------------
                    Total Expenses ...........................        8,845,537
                    -----------------------------------------------------------
                    Net Investment Income ....................       47,677,435
                    -----------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
  Net realized loss on investments sold ......................       (1,243,138)
  Change in net unrealized appreciation/depreciation
   of investments ............................................        9,945,491
                                                                   ------------
                    Net Realized and Unrealized
                    Gain on Investments ......................        8,702,353
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ................      $56,379,788
                    ===========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                                   SIX MONTHS ENDED
                                                                                                  YEAR ENDED      NOVEMBER 30, 1998
                                                                                                 MAY 31, 1998        (UNAUDITED)
                                                                                               ---------------    -----------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income .................................................................        $102,539,689         $47,677,435
   Net realized gain (loss) on investments sold and financial futures contracts ..........           5,946,744          (1,243,138)
   Change in net unrealized appreciation/depreciation of investments and
     financial futures contracts .........................................................          41,880,372           9,945,491
                                                                                               ---------------     ---------------
     Net Increase in Net Assets Resulting from Operations ................................         150,366,805          56,379,788
                                                                                               ---------------     ---------------
Distributions to Shareholders:
   Distributions from net investment income
     Class A - ($1.0541 and $0.4876 per share, respectively) .............................         (93,841,029)        (42,338,042)
     Class B - ($0.9471 and $0.4338 per share, respectively) .............................          (9,295,588)         (5,337,766)
     Class C** - (none and $0.1367 per share, respectively) ..............................                  --              (7,616)
                                                                                               ---------------     ---------------
     Total Distributions to Shareholders .................................................        (103,136,617)        (47,683,424)
                                                                                               ---------------     ---------------
From Fund Share Transactions-- Net:* .....................................................         (48,328,644)         53,461,454
                                                                                               ---------------     ---------------
Net Assets:
   Beginning of period ...................................................................       1,494,809,613       1,493,711,157
                                                                                               ---------------     ---------------
   End of period (including distributions in excess of net investment income
     of $285,775 and $291,764, respectively) .............................................      $1,493,711,157      $1,555,868,975
                                                                                               ===============     ===============

* Analysis of Fund Share Transactions:

                                                                                                             SIX MONTHS ENDED
                                                                                 YEAR ENDED                 NOVEMBER 30, 1998
                                                                                MAY 31, 1998                   (UNAUDITED)
                                                                        ----------------------------   ----------------------------
                                                                           SHARES          AMOUNT         SHARES          AMOUNT
                                                                        ------------   -------------   ------------   -------------
CLASS A
   Shares sold .......................................................    13,358,697    $202,416,255     13,449,611    $205,540,008
   Shares issued to shareholders in reinvestment of distributions ....     4,785,248      72,548,258      2,152,669      32,960,949
                                                                        ------------   -------------   ------------   -------------
                                                                          18,143,945     274,964,513     15,602,280     238,500,957
   Less shares repurchased ...........................................   (23,250,555)   (352,004,533)   (15,566,329)   (237,869,121)
                                                                        ------------   -------------   ------------   -------------
   Net increase (decrease) ...........................................    (5,106,610)   ($77,040,020)        35,951        $631,836
                                                                        ============   =============   ============   =============
CLASS B
   Shares sold .......................................................     3,527,995     $53,560,903      4,790,402     $73,314,464
   Shares issued to shareholders in reinvestment of distributions ....       347,196       5,266,476        199,424       3,053,701
                                                                        ------------   -------------   ------------   -------------
                                                                           3,875,191      58,827,379      4,989,826      76,368,165
   Less shares repurchased ...........................................    (1,984,859)    (30,116,003)    (1,635,353)    (24,980,571)
                                                                        ------------   -------------   ------------   -------------
   Net increase ......................................................     1,890,332     $28,711,376      3,354,473     $51,387,594
                                                                        ============   =============   ============   =============
CLASS C**
   Shares sold .......................................................            --              --        129,749      $1,994,286
   Shares issued to shareholders in reinvestment of distributions ....            --              --            177           2,709
                                                                        ------------   -------------   ------------   -------------
                                                                                  --              --        129,926       1,996,995
   Less shares repurchased ...........................................            --              --        (36,399)       (554,971)
                                                                        ------------   -------------   ------------   -------------
   Net increase ......................................................            --              --         93,527      $1,442,024
                                                                        ============   =============   ============   =============

** Class C shares commenced operations on October 1, 1998.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------
                                                                   1993         1994          1995            1996
                                                                ----------   ----------    ----------      ----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................      $15.29       $15.53        $13.90          $15.40
                                                                ----------   ----------    ----------      ----------
   Net Investment Income .....................................        1.14         1.12          1.12            1.09
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts .........................        0.62        (1.55)         1.50           (0.50)
                                                                ----------   ----------    ----------      ----------
     Total from Investment Operations ........................        1.76        (0.43)         2.62            0.59
                                                                ----------   ----------    ----------      ----------
   Less Distributions:
   Dividends from Net Investment Income ......................       (1.14)       (1.12)        (1.12)          (1.09)
   Distributions from Net Realized Gain on Investments Sold
     and Financial Futures Contracts .........................       (0.38)       (0.08)           --              --
                                                                ----------   ----------    ----------      ----------
     Total Distributions .....................................       (1.52)       (1.20)        (1.12)          (1.09)
                                                                ----------   ----------    ----------      ----------
   Net Asset Value, End of Period ............................      $15.53       $13.90        $15.40          $14.90
                                                                ==========   ==========    ==========      ==========
   Total Investment Return at Net Asset Value(1) .............       11.80%       (2.75%)       19.40%           4.11%
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................  $1,505,754   $1,326,058    $1,535,204      $1,416,116
   Ratio of Expenses to Average Net Assets ...................        1.41%        1.26%         1.13%           1.14%
   Ratio of Net Investment Income to Average Net Assets ......        7.18%        7.74%         7.58%           7.32%
   Portfolio Turnover Rate ...................................         107%          85%          103%(5)         123%

                                                                   PERIOD FROM                     SIX MONTHS ENDED
                                                                 JANUARY 1, 1997     YEAR ENDED   NOVEMBER 30, 1998
                                                                TO MAY 31, 1997(6)  MAY 31, 1998     (UNAUDITED)
                                                                ------------------  ------------  -----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................        $14.90            $14.78          $15.25
                                                                  ----------        ----------      ----------
   Net Investment Income .....................................          0.44              1.05(7)         0.49(7)
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts .........................         (0.12)             0.47            0.09
                                                                  ----------        ----------      ----------
     Total from Investment Operations ........................          0.32              1.52            0.58
                                                                  ----------        ----------      ----------
   Less Distributions:
   Dividends from Net Investment Income ......................         (0.44)            (1.05)          (0.49)
   Distributions from Net Realized Gain on Investments Sold
     and Financial Futures Contracts .........................            --                --              --
                                                                  ----------        ----------      ----------
     Total Distributions .....................................         (0.44)            (1.05)          (0.49)
                                                                  ----------        ----------      ----------
   Net Asset Value, End of Period ............................        $14.78            $15.25          $15.34
                                                                  ==========        ==========      ==========
   Total Investment Return at Net Asset Value(1) .............          2.22%(3)         10.54%           3.87%(3)
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................    $1,361,924        $1,327,728      $1,336,017
   Ratio of Expenses to Average Net Assets ...................          1.11%(4)          1.08%           1.08%(4)
   Ratio of Net Investment Income to Average Net Assets ......          7.38%(4)          6.90%           6.35%(4)
   Portfolio Turnover Rate ...................................            58%              198%            122%

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------
                                                                   1993         1994        1995         1996
                                                                ----------   ----------  ----------   ----------
CLASS B(2)
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................   $15.90        $15.52      $13.90       $15.40
                                                                -------       -------     -------      -------
   Net Investment Income .....................................     0.11          1.04        1.02         0.98
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts .........................       --         (1.54)       1.50        (0.50)
                                                                -------       -------     -------      -------
     Total from Investment Operations ........................     0.11         (0.50)       2.52         0.48
                                                                -------       -------     -------      -------
   Less Distributions:
   Dividends from Net Investment Income ......................    (0.11)        (1.04)      (1.02)       (0.98)
   Distributions from Net Realized Gain on Investments Sold
     and Financial Futures Contracts .........................    (0.38)        (0.08)         --           --
                                                                -------       -------     -------      -------
     Total Distributions .....................................    (0.49)        (1.12)      (1.02)       (0.98)
                                                                -------       -------     -------      -------
   Net Asset Value, End of Period ............................   $15.52        $13.90      $15.40       $14.90
                                                                =======       =======     =======      =======
   Total Investment Return at Net Asset Value(1) .............     0.90%(3)     (3.13%)     18.66%        3.38%
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................   $4,125       $40,299     $98,739      $134,112
   Ratio of Expenses to Average Net Assets ...................     1.63%(4)      1.78%       1.75%        1.84%
   Ratio of Net Investment Income to Average Net Assets ......     0.57%(4)      7.30%       6.87%        6.62%
   Portfolio Turnover Rate ...................................      107%           85%        103%(5)      123%

                                                                   PERIOD FROM                     SIX MONTHS ENDED
                                                                 JANUARY 1, 1997     YEAR ENDED   NOVEMBER 30, 1998
                                                                TO MAY 31, 1997(6)  MAY 31, 1998     (UNAUDITED)
                                                                ------------------  ------------  -----------------
CLASS B(2)
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................       $14.90            $14.78          $15.25
                                                                    -------           -------         -------
   Net Investment Income .....................................         0.40              0.95(7)         0.43(7)
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts .........................        (0.12)             0.47            0.09
                                                                    -------           -------         -------
     Total from Investment Operations ........................         0.28              1.42            0.52
                                                                    -------           -------         -------
   Less Distributions:
   Dividends from Net Investment Income ......................        (0.40)            (0.95)          (0.43)
   Distributions from Net Realized Gain on Investments Sold
     and Financial Futures Contracts .........................           --                --              --
                                                                    -------           -------         -------
     Total Distributions .....................................        (0.40)            (0.95)          (0.43)
                                                                    -------           -------         -------
   Net Asset Value, End of Period ............................       $14.78            $15.25          $15.34
                                                                    =======           =======         =======
   Total Investment Return at Net Asset Value(1) .............         1.93%(3)          9.78%           3.51%(3)
Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................      $132,885         $165,983        $218,417
   Ratio of Expenses to Average Net Assets ...................         1.81%(4)          1.78%           1.78%(4)
   Ratio of Net Investment Income to Average Net Assets ......         6.68%(4)          6.18%           5.65%(4)
   Portfolio Turnover Rate ...................................           58%              198%            122%

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                     PERIOD FROM
                                                                                    OCTOBER 1, 1998
                                                                                   (COMMENCEMENT OF
                                                                                    OPERATIONS) TO
                                                                                   NOVEMBER 30, 1998
                                                                                      (UNAUDITED)
                                                                                   -----------------
CLASS C(2)
Per Share Operating Performance
  Net Asset Value, Beginning of Period .............................................     $15.61
                                                                                         ------
  Net Investment Income(7) .........................................................       0.14
  Net Realized and Unrealized Loss on Investments and Financial Futures Contracts ..      (0.27)
                                                                                         ------
   Total from Investment Operations ................................................      (0.13)
                                                                                         ------
  Less Distributions:
   Dividends from Net Investment Income ............................................      (0.14)
                                                                                         ------
  Net Asset Value, End of Period ...................................................     $15.34
                                                                                         ======
  Total Investment Return at Net Asset Value(1) ....................................      (0.85%)(3)

Ratios and Supplemental Data
  Net Assets, End of Period (000s omitted) .........................................     $1,435
  Ratio of Expenses to Average Net Assets ..........................................       1.78%(4)
  Ratio of Net Investment Income to Average Net Assets .............................       5.65%(4)
  Portfolio Turnover Rate ..........................................................        122%

(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2) Class B shares commenced operations on November 23, 1993. Class C shares commenced operations on October 1, 1998.
(3) Not annualized.
(4) Annualized.
(5) Portfolio turnover rate excludes merger activity.
(6) Effective May 31, 1997, the fiscal period end changed from December 31 to May 31.
(7) Based on the average of the shares outstanding at the end of each month.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

Schedule of Investments
November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Bond Fund on November 30, 1998. It's divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

BONDS
Aerospace (0.47%)
  Jet Equipment Trust,
   Equipment Trust Cert Ser 95B2 08-15-14 (R) ........................      10.910%      BBB-        $5,800            $7,274,360
                                                                                                                   --------------
Automobile/Trucks (0.88%)
  Chrysler Financial Co. LLC,
   Med Term Note Ser S 11-15-01 ......................................       5.690       A+           4,520             4,544,815
  ERAC USA Finance Co.,
   Note 02-15-05 (R) .................................................       6.625       BBB          6,200             6,045,000
  General Motors Corp.,
   Bond 05-01-28 .....................................................       6.750       A            3,000             3,091,140
                                                                                                                   --------------
                                                                                                                       13,680,955
                                                                                                                   --------------
Banks - Foreign (3.33%)
  Abbey National First Capital, B.V.,
   Sub Note (United Kingdom) 10-15-04 (Y) ............................       8.200       AA-         10,000            11,294,500
  African Development Bank,
   Sub Note (Supra National) 12-15-03 (Y) ............................       9.750       AA-          8,000             9,432,240
  International Bank for Reconstruction & Development,
   Deb (Supra National) 09-01-16 (Y) .................................       8.250       AAA          5,000             6,342,400
  RBSG Capital Corp.,
   Gtd Cap Note (Scotland) 03-01-04 (Y) ..............................      10.125       A+          10,605            12,618,783
  Scotland International Finance No. 2 B.V.,
   Gtd Sub Note (Netherlands) 11-01-06 (R) (Y) .......................       8.850       A+          10,250            12,133,437
                                                                                                                   --------------
                                                                                                                       51,821,360
                                                                                                                   --------------
Banks - United States (3.06%)
  Banc One Corp.,
   Sub Deb 10-15-26 ..................................................       7.625       A            3,115             3,605,207
  Bank of New York,
   Cap Security 12-01-26 (R) .........................................       7.780       A-           5,425             5,902,454
  Barclays North American Capital Corp.,
   Gtd Cap Note 05-15-21 .............................................       9.750       AA-          8,925            10,077,574
  National Westminster Bank Plc - New York Branch,
   Sub Note 05-01-01 .................................................       9.450       AA-         10,000            10,906,400
  NB Capital Trust IV,
   Gtd Cap Security 04-15-27 .........................................       8.250       A-           2,915             3,368,807

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Banks - United States (continued)
  Security Pacific Corp.,
   Medium Term Sub Note 05-09-01 .....................................      10.360%      Aa3         $6,000            $6,680,820
   Sub Note 11-15-00 .................................................      11.500       A            6,400             7,112,512
                                                                                                                   --------------
                                                                                                                       47,653,774
                                                                                                                   --------------
Broker Services (0.36%)
  Merrill Lynch & Co., Inc.,
   Note 11-15-18 .....................................................       6.875       AA-          5,405             5,580,662
                                                                                                                   --------------
Chemicals (0.24%)
  Akzo Nobel, Inc.,
   Gtd Note 11-15-03 (R) .............................................       6.000       A            2,820             2,830,575
  Huntsman Corp.,
   Sr Sub Note 07-01-07 (R) ..........................................       9.500       B+             935               935,000
                                                                                                                   --------------
                                                                                                                        3,765,575
                                                                                                                   --------------
Computers (0.30%)
  PSINet, Inc.,
   Sr Note 11-01-08 (R) ..............................................      11.500       B-           3,085             3,270,100
  Verio, Inc.,
   Sr Note 12-01-08 (R) ..............................................      11.250       B-           1,430             1,476,475
                                                                                                                   --------------
                                                                                                                        4,746,575
                                                                                                                   --------------
Cosmetics & Personal Care (0.60%)
  Johnson & Johnson,
   Deb 11-15-23 ......................................................       6.730       AAA          6,750             7,548,457
  Revlon Consumer Products Corp.,
   Sr Note 11-01-06 (R) ..............................................       9.000       B            1,825             1,879,750
                                                                                                                   --------------
                                                                                                                        9,428,207
                                                                                                                   --------------
Electronics (0.45%)
  Fisher Scientific International, Inc.,
   Sr Sub Note 02-01-08 (R) ..........................................       9.000       B-           2,455             2,455,000
  Motorola, Inc.,
   Deb 11-15-28 ......................................................       6.500       AA-          4,505             4,576,449
                                                                                                                   --------------
                                                                                                                        7,031,449
                                                                                                                   --------------
Energy (0.40%)
  CalEnergy Company, Inc.,
   Sr Note 09-15-06 ..................................................       9.500       BB+          4,115             4,537,199
  P & L Coal Holdings Corp.,
   Sr Sub Note 05-15-08 (R) ..........................................       9.625       B            1,600             1,632,000
                                                                                                                   --------------
                                                                                                                        6,169,199
                                                                                                                   --------------
Fertilizers (0.36%)
  IMC Global, Inc.,
   Note 11-01-02 .....................................................       7.400       BBB          5,535             5,604,187
                                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Finance (4.56%)
  Associates Corp. of North America,
   Deb 11-01-18 ......................................................       6.950%      AA-         $6,015            $6,398,155
   Sr Note 11-01-08 ..................................................       6.250       AA-          1,765             1,814,596
  Chrysler Financial Corp.,
   Deb 11-01-99 ......................................................      12.750       A+           3,000             3,190,110
  CIT Group Holdings, Inc.,
   Deb 03-15-01 ......................................................       9.250       A            5,000             5,397,800
   Note 10-15-01 .....................................................       5.500       A+           5,485             5,489,936
  Constitution Capital Trust I,
   Gtd Cap Security 04-15-27 (R) .....................................       9.150       BBB          3,725             4,315,152
  DR Investments,
   Sr Note (United Kingdom) 05-15-07 (R) (Y) .........................       7.450       A-           4,500             4,841,235
  Finova Capital Corp.,
   Note 11-01-02 .....................................................       6.250       A-           4,105             4,151,181
  Ford Motor Credit Co.,
   Note 04-28-03 .....................................................       6.125       A            5,500             5,618,965
  General Motors Acceptance Corp.,
   Medium Term Note 04-06-00 .........................................       5.850       A2           3,900             3,930,498
   Note 12-01-01 .....................................................       6.375       A            5,470             5,612,275
  Household Finance Corp.,
   Note 11-01-02 .....................................................       5.875       A            6,860             6,870,290
  Merrill Lynch Mortgage Investors, Inc.,
   Sub Bond Ser 1992-B Class B 04-15-12 ..............................       8.500       Aaa          2,155             2,196,759
  Niantic Bay Fuel Trust,
   Bond 06-05-03 (R) .................................................       8.590       B+           2,350             2,424,345
  Standard Credit Card Master Trust,
   Credit Card Part Ctf Ser 1995-10 Class A 02-07-01 .................       5.900       AAA          4,580             4,581,420
  Yanacocha Receivables Master Trust,
   Pass Thru Cert Ser 1997-A 06-15-04 (R) ............................       8.400       BBB-         4,213             4,180,808
                                                                                                                   --------------
                                                                                                                       71,013,525
                                                                                                                   --------------
General Obligation (0.16%)
  Atlanta, City of,
   GO Ref Ser 1998 12-01-20 ..........................................       5.000       AAA          2,525             2,521,642
                                                                                                                   --------------
Government - Foreign (1.13%)
  Nova Scotia, Province of,
   Deb (Canada) 04-01-22 (Y) .........................................       8.750       A-           7,500             9,607,575
  Quebec, Province of,
   Deb (Canada) 09-15-14 (Y) .........................................      13.250       A+           1,000             1,101,160
  Saskatchewan, Province of,
   Bond (Canada) 12-15-20 (Y) ........................................       9.375       A            5,000             6,808,550
                                                                                                                   --------------
                                                                                                                       17,517,285
                                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Government - U.S. (23.91%)
  United States Treasury,
   Bond 08-15-17 .....................................................       8.875%      AAA        $46,097           $65,428,699
   Bond 05-15-18 .....................................................       9.125       AAA         47,075            68,692,781
   Bond 02-15-23 .....................................................       7.125       AAA         70,144            87,099,208
   Note 05-15-01 .....................................................       8.000       AAA         19,601            21,116,941
   Note 05-15-02 .....................................................       7.500       AAA         25,935            28,240,881
   Note 08-15-03 .....................................................       5.750       AAA         27,030            28,259,054
   Note 02-15-05 .....................................................       7.500       AAA         31,135            35,664,208
   Note 07-15-06 .....................................................       7.000       AAA         32,972            37,515,871
                                                                                                                   --------------
                                                                                                                      372,017,643
                                                                                                                   --------------
Government - U.S. Agencies (11.02%)
  Federal Home Loan Mortgage Corp.,
   20 Yr Pass Thru Ctf 01-01-16 ......................................      11.250       AAA            924             1,026,578
  Federal National Mortgage Assn.,
   15 Yr Pass Thru Ctf 01-25-05 ......................................       8.000       AAA         10,000            10,240,600
   15 Yr Pass Thru Ctf 02-01-08 ......................................       7.500       AAA          1,819             1,871,564
   15 Yr Pass Thru Ctf 09-01-10 to 08-01-13 ..........................       7.000       AAA          4,284             4,381,717
   15 Yr Pass Thru Ctf 12-01-12 ......................................       6.500       AAA         11,090            11,249,155
   30 Yr Pass Thru Ctf 03-01-27 to 11-01-28 ..........................       6.500       AAA         18,963            19,186,078
   30 Yr Pass Thru Ctf 10-01-23 ......................................       7.000       AAA          6,493             6,633,470
   Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22 ......................       6.940       AAA          3,396             3,583,522
  Financing Corp.,
   Bond 02-08-18 .....................................................       9.400       AAA          7,000            10,052,630
  Government National Mortgage Assn.,
   30 Yr Pass Thru Ctf 05-01-23 ......................................       5.500       AAA         15,010            15,164,753
   30 Yr Pass Thru Ctf 02-15-28 ......................................       6.500       AAA          7,556             7,634,067
   30 Yr Pass Thru Ctf 08-01-24 to 06-15-28 ..........................       7.000       AAA         35,990            36,845,562
   30 Yr Pass Thru Ctf 07-15-02 to 06-15-28 ..........................       7.500       AAA         22,785            23,531,121
   30 Yr Pass Thru Ctf 11-15-22 ......................................       8.000       AAA          3,909             4,076,509
   30 Yr Pass Thru Ctf 07-15-16 to 01-15-25 ..........................       9.000       AAA         10,922            11,707,767
   30 Yr Pass Thru Ctf 11-15-19 to 05-15-21 ..........................       9.500       AAA          2,242             2,420,272
   30 Yr Pass Thru Ctf 06-15-20 to 03-15-25 ..........................      10.000       AAA          1,424             1,545,771
   30 Yr Pass Thru Ctf 01-15-16 ......................................      10.500       AAA             79                86,139
   30 Yr Pass Thru Ctf 01-15-16 ......................................      11.000       AAA            152               168,013
                                                                                                                   --------------
                                                                                                                      171,405,288
                                                                                                                   --------------
Household (0.25%)
  WestPoint Stevens, Inc.,
   Sr Note 06-15-05 ..................................................       7.875       BB           3,715             3,826,450
                                                                                                                   --------------
Insurance (5.02%)
  Conseco, Inc.,
   Note 06-15-05 .....................................................       6.800       BBB          4,225             4,029,129
  Equitable Life Assurance Society of the United States,
   Surplus Note 12-01-05 (R) .........................................       6.950       A            6,050             6,392,369

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Insurance (continued)
  Fairfax Financial Holdings, Ltd.,
   Note (Canada) 04-15-26 (Y) ........................................       8.300%      BBB+        $6,440            $7,026,555
  Liberty Mutual Insurance Co.,
   Surplus Note 05-04-07 (R) .........................................       8.200       A+          10,000            11,371,100
   Surplus Note 10-15-26 (R) .........................................       7.875       A+           3,990             4,520,271
  Massachusetts Mutual Life Insurance Co.,
   Surplus Note 11-15-23 (R) .........................................       7.625       AA          10,450            11,600,022
  NAC Re Corp.,
   Note 06-15-99 .....................................................       8.000       A-           3,360             3,400,118
  New York Life Insurance Co.,
   Surplus Note 12-15-23 (R) .........................................       7.500       AA-         15,000            16,025,700
  Sun Canada Financial Co.,
   Gtd Sub Note 12-15-07 (R) .........................................       6.625       AA           7,250             7,540,000
  URC Holdings Corp.,
   Sr Note 06-30-06 (R) ..............................................       7.875       A-           5,665             6,144,146
                                                                                                                   --------------
                                                                                                                       78,049,410
                                                                                                                   --------------
Leisure (1.87%)
  Circus Circus Enterprises, Inc.,
   Deb 11-15-36 ......................................................       7.000       BBB-         2,005             1,814,084
  HMH Properties, Inc.,
   Gtd Sr Sec Note Ser A 08-01-05 ....................................       7.875       BB           4,360             4,305,500
  Mohegan Tribal Gaming Authority,
   Sr Sec Note Ser B 11-15-02 ........................................      13.500       BB+          1,500             1,841,250
  SFX Entertainment, Inc.,
   Sr Sub Notes 12-01-08 (R) .........................................       9.125       B-           5,500             5,527,500
  Showboat Marina Casino Partnership/Finance Corp.,
   1st Mtg Note Ser B 03-15-03 .......................................      13.500       BB-          5,000             5,650,000
  Sun International Hotels Ltd.,
   Gtd Sr Sub Note (Bahamas) 03-15-07 (Y) ............................       9.000       B+           2,000             2,100,000
   Gtd Sr Sub Note (Bahamas) 12-15-07 (Y) ............................       8.625       B+           2,225             2,297,312
  Trump Hotels & Casino Resorts Funding, Inc./Holdings, L.P.,
   Sr Note 06-15-05 ..................................................      15.500       B-           5,150             5,484,750
                                                                                                                   --------------
                                                                                                                       29,020,396
                                                                                                                   --------------
Manufacturing (0.12%)
  Globe Manufacturing Corp.,
   Sr Sub Note 08-01-08 (R) ..........................................      10.000       B-           2,140             1,883,200
                                                                                                                   --------------
Media (6.67%)
  Adelphia Communications Corp.,
   Sr Note Ser B 10-01-02 ............................................       9.250       B+           4,750             4,999,375
   Sr Note Ser B 07-15-03 ............................................       8.125       BB           2,250             2,286,562
  CBS Corp.,
   Sr Note 05-20-05 ..................................................       7.150       BB+          2,035             2,112,961
  CSC Holdings, Inc.,
   Sr Note 07-15-08 ..................................................       7.250       BB+          4,300             4,364,930

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Media (continued)
  Century Communications Corp.,
   Sr Note 08-15-00 ..................................................       9.500%      BB-         $2,545            $2,659,525
  Clear Channel Communications, Inc.,
   Deb 10-15-27 ......................................................       7.250       BBB-         2,400             2,420,160
  Comcast Cable Communications, Inc.,
   Note 11-15-08 .....................................................       6.200       BBB-         3,300             3,308,250
  Continental Cablevision, Inc.,
   Sr Note 05-15-06 ..................................................       8.300       BBB          3,765             4,199,556
   Sr Sub Deb 06-01-07 ...............................................      11.000       BBB-        12,205            13,156,258
  Garden State Newspapers, Inc.,
   Sr Sub Note Ser B 10-01-09 ........................................       8.750       B+           2,365             2,317,700
  Le Groupe Videotron Ltee,
   Sr Note (Canada) 02-15-05 (Y) .....................................      10.625       BBB-         7,290             7,916,430
  News America Holdings, Inc.,
   Gtd Sr Deb 08-10-18 ...............................................       8.250       BBB-         4,670             5,325,808
  Rogers Cablesystems Ltd.,
   Sr Note Ser B (Canada) 03-15-05 (Y) ...............................      10.000       BB+          8,000             9,000,000
   Sec 2nd Priority Note (Canada) 08-01-02 (Y) .......................       9.625       BB+          2,585             2,785,338
  SFX Broadcasting, Inc.,
   Sr Sub Note Ser B 05-15-06 ........................................      10.750       B-           2,960             3,278,200
  Sprint Capital Corp.,
   Gtd Sr Note 11-15-28 ..............................................       6.875       A-           4,440             4,603,836
  TKR Cable I, Inc.,
   Sr Deb 10-30-07 ...................................................      10.500       BBB-        17,240            18,833,666
  TeleWest Communications Plc,
   Sr Deb (United Kingdom) 10-01-06 (Y) ..............................       9.625       B+           1,235             1,290,575
  Time Warner, Inc.,
   Deb 01-15-13 ......................................................       9.125       BBB          4,620             5,762,387
   Note 06-15-05 .....................................................       7.750       BBB          2,875             3,162,788
                                                                                                                   --------------
                                                                                                                      103,784,305
                                                                                                                   --------------
Medical (1.52%)
  Dynacare, Inc.,
   Sr Note (Canada) 01-15-06 (Y) .....................................      10.750       B+           2,350             2,314,750
  Fresenius Medical Care Capital Trust II,
   Gtd Trust Preferred Security 02-01-08 .............................       7.875       B+           3,480             3,384,300
  Integrated Health Services, Inc.,
   Sr Sub Deb 01-01-01 ...............................................       5.750       B-           3,525             3,075,563
   Sr Sub Note 01-15-08 ..............................................       9.250       B-           1,880             1,833,000
  Quest Diagnostics, Inc.,
   Sr Sub Note 12-15-06 ..............................................      10.750       B+           3,155             3,375,850
  Sola International, Inc.,
   Note 03-15-08 .....................................................       6.875       BBB-         3,600             3,407,544
  Tenet Healthcare Corp.,
   Sr Note 12-01-03 ..................................................       8.625       BB+          2,875             3,047,500
   Sr Sub Note 01-15-07 ..............................................       8.625       BB-          1,470             1,558,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Medical (continued)
  Watson Pharmaceuticals, Inc.,
   Sr Note 05-15-08 ..................................................       7.125%      BBB-        $1,590            $1,590,000
                                                                                                                   --------------
                                                                                                                       23,586,707
                                                                                                                   --------------
Mortgage Banking (3.36%)
  Citibank Credit Card Master Trust I,
   Pass Thru Ctf Ser 1997-7 Class A 08-15-02 .........................       6.350       AAA          3,900             3,977,649
  ContiMortgage Home Equity Loan Trust,
   Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25 .......................       8.100       AAA          3,865             4,043,756
  Credit Suisse First Boston Mortgage Securities Corp.,
   Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class A-1A 12-17-07 ......       6.260       AAA          5,498             5,589,050
  Deutsche Mortgage & Asset Receiving Corp.,
   Commercial Mtg Pass-Thru Ctf Ser 1998-C1 Class C 03-15-08 .........       6.861       A2           3,585             3,580,519
  FirstPlus Home Loan Trust,
   Pass Thru Ctf Ser 1998-4 Class A-5 01-10-18 .......................       6.380       AAA          6,220             6,190,844
  GMAC Commercial Mortgage Securities, Inc.,
   Pass Thru Ctf Ser 1997-C2 Class A-3 11-15-07 ......................       6.566       Aaa          6,000             6,217,500
  IMC Home Equity Loan Trust,
   Pass Thru Ctf Ser 1996-1 Class A-5 12-25-13 .......................       6.290       AAA          6,816             6,797,895
  Nomura Asset Securities Corp.,
   Pass Thru Ctf Ser 1998-D6 Class A-1A 03-17-28 .....................       6.280       AAA          4,221             4,295,373
  Salomon Brothers Mortgage Securities VII, Inc.,
   Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2 07-25-24 ................       6.750       Aaa          3,940             3,968,210
  UCFC Home Equity Loan Trust,
   Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25 .......................       7.180       AAA          7,260             7,575,356
                                                                                                                   --------------
                                                                                                                       52,236,152
                                                                                                                   --------------
Oil & Gas (0.99%)
  Camuzzi Gas Pampeana S.A.,
   Bond (Argentina) 12-15-01 (Y) .....................................       9.250       BBB-         3,475             3,353,375
  Occidental Petroleum Corp.,
   Sr Note 11-15-08 ..................................................       7.375       BBB          6,005             6,170,138
  Petroleos Mexicanos,
   Gtd Sr Note (Mexico) 12-02-08 (R) (Y) .............................       9.375       BB           1,825             1,843,250
  Petroleum Geo-Services,
   Sr Note (Norway) 03-30-08 (Y) .....................................       6.625       BBB          4,165             4,078,285
                                                                                                                   --------------
                                                                                                                       15,445,048
                                                                                                                   --------------
Paper & Paper Products (0.70%)
  Fort James Corp.,
   Sr Note 09-15-02 ..................................................       6.500       BBB-         4,110             4,160,265
  S.D. Warren Co.,
   Sr Sub Note Ser B 12-15-04 ........................................       12.000      B+           6,195             6,690,600
                                                                                                                   --------------
                                                                                                                       10,850,865
                                                                                                                   --------------
Real Estate Operations (0.18%)
  Security Capital Group, Inc.,
   Med Term Note Ser A 11-15-03 ......................................       7.750       BBB          2,785             2,801,989
                                                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Real Estate Investment Trust (0.68%)
  American Health Properties, Inc.,
   Note 01-15-07 .....................................................       7.500%      BBB-        $3,510            $3,299,400
  Liberty Property L.P.,
   Med Term Note 06-05-02 ............................................       6.600       BBB-         2,990             2,887,144
  TriNet Corporate Realty Trust, Inc.,
   Note 05-15-01 .....................................................       7.300       BBB-         4,395             4,362,917
                                                                                                                   --------------
                                                                                                                       10,549,461
                                                                                                                   --------------
Retail (0.50%)
  Kroger Co. (The),
   Sr Note 07-15-06 ..................................................       8.150       BBB-         2,360             2,631,258
  Safeway, Inc.,
   Deb 01-15-09 ......................................................      13.500       BBB          2,609             2,719,709
   Sr Note 11-15-01 ..................................................       5.875       BBB          2,480             2,482,852
                                                                                                                   --------------
                                                                                                                        7,833,819
                                                                                                                   --------------
Revenue Bonds (0.90%)
  Agrilink Foods, Inc.,
   Sr Sub Note 11-01-08 (R) ..........................................      11.875       B            1,580             1,643,200
  Massachusetts Water Resource Authority,
   Gen Rev Ref Ser 1997D 08-01-24 ....................................       5.000       AAA          2,915             2,889,814
  Nevada, State of,
   GO Nevada Muni Bond Bank Proj Nos. 65 & R-6 05-15-22 ..............       5.000       AAA          3,240             3,213,400
  New York City Municipal Water Finance Auth,
   Wtr & Swr Sys Rev Ref Ser 1997A 06-15-21 ..........................       5.125       AAA          1,810             1,814,688
  San Jose Redevelopment Agency,
   Tax Alloc Merged Area Redevel Proj 08-01-26 .......................       5.000       AAA          4,510             4,513,653
                                                                                                                   --------------
                                                                                                                       14,074,755
                                                                                                                   --------------
Steel (0.06%)
  Bayou Steel Corp.,
   Gtd Bond 05-15-08 .................................................       9.500       B              960               916,800
                                                                                                                   --------------
Telecommunications (3.37%)
  Axia, Inc.,
   Sr Sub Note 07-15-08 (R) ..........................................      10.750       B-           1,625             1,641,250
  Cable & Wireless Communications Plc,
   Note (United Kingdom) 12-01-08 (Y) ................................       6.750       A-           4,505             4,543,878
  Call-Net Enterprises, Inc.,
   Sr Note (Canada) 08-15-08 (Y) .....................................       8.000       BB-          2,635             2,555,950
  FLAG Ltd.,
   Sr Note (Bermuda) 01-30-08 (Y) ....................................       8.250       B+           1,645             1,653,225
  Global Crossing Holdings, Ltd.,
   Sr Note 05-15-08 (R) ..............................................       9.625       B            2,785             2,972,988
  GTE North, Inc.,
   Deb Ser H 11-15-08 ................................................       5.650       AA-          4,185             4,195,463
  IXC Communications, Inc.,
   Sr Sub Note 04-15-08 ..............................................       9.000       CCC+         2,550             2,575,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Telecommunications (continued)
  Intermedia Communications, Inc.,
   Sr Note Ser B 01-15-08 ............................................       8.500%      B             $560              $543,200
   Sr Note Ser B 06-01-08 ............................................       8.600       B            1,865             1,818,375
  McLeodUSA, Inc.,
   Sr Note 11-01-08 (R) ..............................................       9.500       B+           3,090             3,290,850
  Metromedia Fiber Network, Inc.,
   Sr Note 11-15-08 (R) ..............................................      10.000       B            2,045             2,111,463
  MetroNet Communications Corp.,
   Sr Note (Canada) 08-15-07 (Y) .....................................      12.000       B            2,425             2,716,000
  NTL, Inc.,
   Sr Note 10-01-08 (R) ..............................................      11.500       B-           2,020             2,252,300
  Nextel Communications, Inc.,
   Sr Disc Note, Step Coupon (9.75%, 02-15-99) 08-15-04 (A) ..........        Zero       CCC+         5,435             5,326,300
  NEXTLINK Communications, Inc.,
   Sr Note 11-15-08 (R) ..............................................      10.750       B            3,055             3,154,288
  Qwest Communications International, Inc.,
   Sr Note 11-01-08 (R) ..............................................       7.250       BB+          1,805             1,823,050
   Sr Note 11-01-08 (R) ..............................................       7.500       BB+          2,915             2,991,519
  MCIWorldCom, Inc.,
   Sr Note 08-15-01 ..................................................       6.125       BBB+         6,230             6,344,321
                                                                                                                   --------------
                                                                                                                       52,509,920
                                                                                                                   --------------
Textile (0.50%)
  Tropical Sportswear International Corp.,
   Gtd Sr Sub Note Ser A 06-15-08 ....................................      11.000       B-           3,010             3,137,925
  Unifi, Inc.,
   Note Ser B 02-01-08 ...............................................       6.500       A-           4,680             4,619,160
                                                                                                                   --------------
                                                                                                                        7,757,085
                                                                                                                   --------------
Tobacco (0.47%)
  RJR Nabisco, Inc.,
   Note 12-01-02 .....................................................       8.625       BBB-         4,555             4,629,429
   Note 09-15-03 .....................................................       7.625       BBB-         2,770             2,684,767
                                                                                                                   --------------
                                                                                                                        7,314,196
                                                                                                                   --------------
Transport (4.28%)
  America West Airlines, Inc.,
   Pass Thru Ctf Ser B 01-02-08 ......................................       6.930       A-           4,485             4,436,671
  Continental Airlines,
   Pass Thru Ctf Ser 96-C 10-15-13 ...................................       9.500       BBB+         4,771             5,289,613
  Fine Air Services, Inc.,
   Sr Note 06-01-08 ..................................................       9.875       B            3,735             3,324,150
  Humpuss Funding Corp.,
   Gtd Note 12-15-09 (R) .............................................       7.720       B3           4,735             3,117,082

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Transport (continued)
  Northwest Airlines, Inc.,
   Gtd Note 03-15-04 .................................................       8.375%      BB          $4,505            $4,372,643
   Pass Thru Ctf Ser 1996-1C 01-02-05 ................................      10.150       BBB-         3,082             3,005,253
   Pass Thru Ctf Ser 1996-1D 01-02-15 ................................       8.970       BBB-         3,720             3,969,655
  NWA Trust,
   Sr Note Ser A 12-21-12 ............................................       9.250       AA           5,307             6,422,063
  Rail Car Trust No. 1992-1,
   Pass Thru Ser 1992-1 Class A 06-01-04 .............................       7.750       AAA         13,612            14,389,897
  Scandinavian Airlines System,
   Deb (Sweden) 07-20-99 (Y) .........................................       9.125       A3           6,834             6,996,308
  U.S. Airways, Inc.,
   Pass Thru Ctf Ser 1990-A1 03-19-05 ................................      11.200       BB           7,978             8,736,330
  Wisconsin Central Transportation Corp.,
   Note 04-15-08 .....................................................       6.625       BBB-         2,470             2,494,700
                                                                                                                   --------------
                                                                                                                       66,554,365
                                                                                                                   --------------
Utilities (10.27%)
  AES Corp.,
   Sr Sub Note 07-15-06 ..............................................      10.250       B+           6,005             6,425,350
   Sr Sub Note 08-15-07 ..............................................       8.375       B+           3,435             3,400,650
  Avon Energy Partners Holdings,
   Note (United Kingdom) 03-04-08 (Y) ................................       6.460       A-           2,740             2,754,823
  Beaver Valley Funding Corp.,
   Sec Lease Oblig Bond 06-01-17 .....................................       9.000       BB-          5,005             5,686,931
  British Telecom Finance, Inc.,
   Gtd Deb (United Kingdom) 02-15-19 (Y) .............................       9.625       AAA          9,805            10,337,313
  BVPS II Funding Corp.,
   Collateralized Lease Bond 06-01-17 ................................       8.890       BB-          6,600             7,576,800
  CalEnergy Co., Inc.,
   Sr Bond 09-15-28 ..................................................       8.480       BB+          3,060             3,422,610
  CalEnergy Co., Inc.,
   Sr Note 09-15-08 ..................................................       7.520       BB+          1,420             1,479,569
  Calpine Corp.,
   Sr Note 05-15-06 ..................................................      10.500       BB-          4,650             4,975,500
  CE Casecnan Water & Energy Co., Inc.,
   Sr Note Ser A (Philippines) 11-15-05 (Y) ..........................      11.450       BB+          4,100             3,485,000
  CE Electric UK Funding Co.,
   Sr Note (United Kingdom) 12-30-07 (R) (Y) .........................       6.995       BBB+         2,610             2,766,496
  Cleveland Electric Illuminating Co.,
   1st Mtg Ser B 05-15-05 ............................................       9.500       BB+         10,220            11,092,073
  Connecticut Light & Power Co.,
   1st Mtg Bond 06-01-02 .............................................       7.750       BB+          1,900             1,971,155
  EIP Funding-PNM,
   Sec Fac Bond 10-01-12 .............................................      10.250       Ba2          9,149            10,909,725
  GTE Corp.,
   Deb 11-01-20 ......................................................      10.250       A            6,875             7,736,988

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                   PAR  VALUE
                                                                           INTEREST    CREDIT        (000s              MARKET
ISSUER, DESCRIPTION                                                          RATE      RATING*      OMITTED)             VALUE
-------------------                                                          ----      -------      --------             -----

Utilities (continued)
  Hydro-Quebec,
   Gtd Bond (Canada) 02-01-21 (Y) ....................................       9.400%      A+          $1,060            $1,409,747
   Gtd Deb Ser IF (Canada) 02-01-03 (Y) ..............................       7.375       A+           7,185             7,842,859
   Gtd Deb Ser FU (Canada) 02-01-12 (Y) ..............................      11.750       A+           5,000             7,395,450
  Iberdrola International B.V.,
   Note 10-01-02 .....................................................       7.500       AA-          8,000             8,561,120
   Sr Note (Spain) 06-01-03 (R) (Y) ..................................       7.125       AA-          8,629             9,248,476
  Midland Cogeneration Venture L.P.,
   Sec Deb Ser C-91 07-23-02 .........................................      10.330       BB-          8,840             9,425,818
  Midland Funding Corp. II,
   Deb Ser A 07-23-05 ................................................      11.750       B            3,750             4,357,575
   Deb Ser B 07-23-06 ................................................      13.250       B            1,900             2,426,186
  Monterrey Power S.A. de C.V.,
   Sr Sec Bond (Mexico) 11-15-09 (R) (Y) .............................       9.625       BB           1,320             1,082,400
  Niagara Mohawk Power Corp.,
   Sr Note Ser G 10-01-08 ............................................       7.750       BB-          2,670             2,843,550
  North Atlantic Energy Corp.,
   1st Mtg Bond SerA 06-01-02 ........................................       9.050       B+           4,800             4,964,592
  Northeast Utilities,
   Note Ser A 12-01-06 ...............................................       8.580       B+           1,057             1,138,395
  Puget Sound Energy Capital Trust I,
   Gtd Cap Security Ser B 06-01-27 ...................................       8.231       Baa2         3,150             3,315,375
  System Energy Resources, Inc.,
   1st Mtg 08-01-01 ..................................................       7.710       BBB-         5,525             5,749,205
  Waterford 3 Funding Corp.,
   Sec Lease Obligation Bond 01-02-17 ................................       8.090       BBB-         5,615             5,995,136
                                                                                                                   --------------
                                                                                                                      159,776,867
                                                                                                                   --------------
                                                                                  TOTAL BONDS
                                                                        (Cost $1,408,144,726)       (92.94%)        1,446,003,476
                                                                                                    -------        --------------

                                                                                                  NUMBER OF
                                                                                                   SHARES
                                                                                                 OR WARRANTS
                                                                                                 -----------
PREFERRED STOCKS AND WARRANTS
  Connecticut Light & Power Co., 5.3% Ser 1993, Preferred Stock..............................       194,398            9,233,905
  CSC Holdings, Inc., 11.125% Ser M, Preferred Stock.........................................        59,496            6,693,300
  MetroNet Communications Corp., Warrant (Canada) (R) (Y)....................................         4,625              212,750
                                                                                                                   -------------
                                                          TOTAL PREFERRED STOCKS AND WARRANTS
                                                                           (Cost $15,579,611)        (1.04%)          16,139,955
                                                                                                    -------        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                         John Hancock Funds - Bond Fund

                                                                                                  PAR  VALUE
                                                                                      INTEREST       (000s             MARKET
ISSUER, DESCRIPTION                                                                     RATE        OMITTED)            VALUE
-------------------                                                                    -------      --------            -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.87%)
  Investment in a joint repurchase agreement
   transaction with Toronto Dominion Securities USA, Inc. - Dated 11-30-98, due 12-01-98 (Secured by U.S. Treasury Bills, 4.49% thru 4.54%, due 10-14-99 thru 11-12-99, U.S. Treasury Bonds, 8.125% thru 12.00%, due 08-15-13 thru 08-15-19 and U.S. Treasury Notes, 5.25% thru 8.75%,
   due 07-31-99 thru 05-15-08) - Note A.........................................        5.370%     $106,890        $106,890,000
                                                                                                                 --------------
Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 4.950%..........................................................                                            583
                                                                                                                 --------------
                                                                 TOTAL SHORT-TERM INVESTMENTS        (6.87%)        106,890,583
                                                                                                   --------      --------------
                                                                            TOTAL INVESTMENTS      (100.85%)      1,569,034,014
                                                                                                   --------      --------------
                                                            OTHER ASSETS AND LIABILITIES, NET        (0.85%)        (13,165,039)
                                                                                                   --------      --------------
                                                                             TOTAL NET ASSETS      (100.00%)     $1,555,868,975
                                                                                                   ========      ==============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $172,751,361 or 11.10% of net assets as of November 30, 1998.

* Credit ratings are unaudited and rated by Standard and Poor's where available, or Moody's Investors Service or John Hancock Advisers, Inc. where Standard and Poor's ratings are not available

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Sovereign Bond Fund (the "Trust") is a diversified open-end investment management company, registered under the Investment Company Act of 1940. The Trust consists of one series: John Hancock Bond Fund (the "Fund"). Prior to October 1, 1998, the Fund was known as John Hancock Sovereign Bond Fund. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

   The Trustees have authorized the issuance of multiple classes of the Fund, designated as Class A, Class B and Class C. The Trustees authorized the issuance of Class C shares effective October 1, 1998. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $22,827,929 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: May 31, 2001 -- $3,894,200, May 31, 2002 -- $9,347,493, May
31, 2004 -- $8,402,805 and May 31, 2005 -- $1,183,431. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the

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==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. Interest is charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating funds. The Fund had no borrowing activity for the period ended November 30, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial future contracts being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

   At November 30, 1998, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently market to market to reflect the current market value of the written option.

   The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in

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==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter options contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   There were no written option transactions for the period ended November 30, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly fee to the Adviser for a continuous investment program equivalent on an annual basis to the sum of (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended November 30, 1998, JH Funds received net sales charges of $661,069 with regard to sales of Class A shares. Out of this amount, $75,926 was retained and used for printing of prospectuses, advertising, sales literature and other purposes, $148,372 was paid as sales commissions to unrelated broker-dealers and $436,771 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1998, contingent deferred sales charges received by JH Funds amounted to $203,493.

   Class C shares which are redeemed within one year of purchase will be subject to a contingent deferred sales charge ("CDSC") at a rate of 1.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended November 30, 1998, there were no contingent deferred sales charges paid to JH Funds.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its

==========================NOTES TO FINANCIAL STATEMENTS=========================

                         John Hancock Funds - Bond Fund

affiliates, as well as trustees of the Fund. The compensation of unaffiliated trustees is borne by the Fund. The unaffiliated trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At November 30, 1998, the Fund's investment to cover the deferred compensation liability had unrealized appreciation of $11,737.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1998, aggregated $574,434,189 and $521,374,498, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies, during the period ended November 30, 1998, aggregated $1,222,995,181 and $1,250,824,266, respectively.

   The cost of investments owned at November 30, 1998 (excluding the corporate savings account) for federal income tax purposes was $1,530,614,987. Gross unrealized appreciation and depreciation of investments aggregated $52,633,058 and $14,214,614, respectively, resulting in net unrealized appreciation of $38,418,444.

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======================================NOTES=====================================

                         John Hancock Funds - Bond Fund



                                       29
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======================================NOTES=====================================

                         John Hancock Funds - Bond Fund

======================================NOTES=====================================

                         John Hancock Funds - Bond Fund

================================================================================

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   This report is for the information of shareholders of the John Hancock Bond
Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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